Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares
Accounts Receivable, Allowance	¥ 59,254	$ 8,473	¥ 45,867
Consolidated VIE and its subsidiaries, Current	212,161	30,338	216,696
Consolidated VIE and its subsidiaries, Non-current	24,687	3,530	36,840
Contract Assets, Net Of Allowances	¥ 65,651	$ 9,388	¥ 61,856	$ 8,845
Common Class A [Member]
Ordinary Shares, Par value | $ / shares		$ 0.0002		$ 0.0002
Ordinary Shares, Shares authorized	230,000,000	230,000,000	230,000,000	230,000,000
Ordinary Shares, Shares outstanding	87,857,741	87,857,741	90,289,123	90,289,123
Ordinary Shares Issued	87,857,741	87,857,741	90,289,123	90,289,123
Common Class B [Member]
Ordinary Shares, Par value | $ / shares		$ 0.0002		$ 0.0002
Ordinary Shares, Shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Ordinary Shares, Shares issued	17,324,848	17,324,848	17,324,848	17,324,848
Ordinary Shares, Shares outstanding	17,324,848	17,324,848	17,324,848	17,324,848